Directors and Key Management Personnel Emoluments (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of information about key management personnel [text block] [Abstract]
Schedule of directors and key management personnel emoluments
	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Short-term employee benefits	13,109	27,775	24,364
Post-employment benefits	276	590	623
	13,385	28,365	24,987